Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of marketable securities by significant investing categories
	September 30, 2021
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$23,688	$209	$-	$23,897
Government debentures	2,007	16	-	2,023
	25,695	225	-	25,920

Matures after one year through four years:
Corporate debentures	83,016	869	(257)	83,628
Government debentures	10,210	29	(51)	10,188
	93,226	898	(308)	93,816

Total	$118,921	$1,123	$(308)	$119,736

	December 31, 2020
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$13,106	$210	$-	$13,316
Government debentures	402	-	-	402
	13,508	210	-	13,718

Matures after one year through four years:
Corporate debentures	63,611	1,815	(3)	65,423
Government debentures	6,145	79	(11)	6,213
	69,756	1,894	(14)	71,636

Total	$83,264	$2,104	$(14)	$85,354

Schedule of continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values
	September 30, 2021
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$42,248	$(257)	$-	$-	$42,248	$(257)
Government debentures	8,649	(51)	-	-	8,649	(51)

Total	$50,897	$(308)	$-	$-	$50,897	$(308)

	December 31, 2020
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$3,821	$(3)	$-	$-	$3,821	$(3)
Government debentures	3,002	(11)	-	-	3,002	(11)

Total	$6,823	$(14)	$-	$-	$6,823	$(14)